Note H - Major Components of Goodwill and Other Intangible Assets (Details) - USD ($) $ in Thousands	Dec. 31, 2015	Dec. 31, 2014
Customer Relationships [Member]
Customer relationships	$ 12,706	$ 12,175
Customer relationships	4,430	3,372
Technology and Drawings [Member]
Customer relationships	6,745	6,620
Customer relationships	2,412	2,035
Other Intangible Assets [Member]
Customer relationships	2,406	1,544
Customer relationships	1,577	1,517
Trademarks and Trade Names [Member]
Trade names & trademarks	3,066	3,888
Customer relationships	21,857	20,339
Customer relationships	8,419	6,924
Goodwill	24,559	22,615
Total	$ 49,482	$ 46,842